Commitments and contingencies (Details Narrative) - USD ($)	Apr. 03, 2024	Mar. 31, 2024	Jun. 30, 2023
Offsetting Assets [Line Items]
Total commitment of term lease		$ 12,649,053
Right of use asset - non-current		6,632,349	$ 7,837,345
Lease liability		$ 7,056,669	$ 8,265,220
Settlement Agreement [Member]
Offsetting Assets [Line Items]
Settlement payment	$ 1,300,000
Pledge Agreement [Member]
Offsetting Assets [Line Items]
[custom:PledgedShares]	1,300,000
[custom:TotalNumberOfPledgedShares]	2,600,000